Distribution Date:	12/17/25	JPMDB Commercial Mortgage Securities Trust 2016-C2
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590LAQ5	1.422500%	23,342,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590LAR3	2.661900%	160,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A	46590LAS1	2.881300%	120,000,000.00	82,872,948.46	59,811,006.97	198,984.86	0.00	0.00	60,009,991.83	23,061,941.49	50.31%	30.00%
A-3B	46590LAA0	2.881300%	50,000,000.00	34,530,395.20	24,921,252.91	82,910.36	0.00	0.00	25,004,163.27	9,609,142.29	50.31%	30.00%
A-4	46590LAT9	3.143900%	222,981,000.00	222,981,000.00	0.00	584,191.64	0.00	0.00	584,191.64	222,981,000.00	50.31%	30.00%
A-SB	46590LAU6	2.954200%	48,243,000.00	996,446.18	996,446.18	2,453.08	0.00	0.00	998,899.26	0.00	0.00%	30.00%
A-S	46590LAX0	3.483600%	75,888,000.00	75,888,000.00	0.00	220,302.86	0.00	0.00	220,302.86	75,888,000.00	35.56%	21.50%
B	46590LAY8	3.990100%	44,639,000.00	44,639,000.00	0.00	148,428.39	0.00	0.00	148,428.39	44,639,000.00	26.88%	16.50%
C	46590LAZ5	3.360978%	36,828,000.00	36,828,000.00	0.00	103,148.40	0.00	0.00	103,148.40	36,828,000.00	19.72%	12.38%
D	46590LAE2	3.360978%	43,524,000.00	43,524,000.00	0.00	81,824.70	0.00	0.00	81,824.70	43,524,000.00	11.26%	7.50%
E*	46590LAG7	4.610978%	17,856,000.00	17,856,000.00	0.00	0.00	0.00	0.00	0.00	17,856,000.00	7.79%	5.50%
F	46590LAJ1	4.610978%	12,276,000.00	12,276,000.00	0.00	0.00	0.00	0.00	0.00	12,276,000.00	5.41%	4.13%
NR	46590LAL6	4.610978%	36,828,383.00	27,809,068.78	0.00	0.00	0.00	0.00	0.00	27,809,068.78	0.00%	0.00%
R	46590LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			892,799,383.00	600,200,858.62	85,728,706.06	1,422,244.29	0.00	0.00	87,150,950.35	514,472,152.56

X-A	46590LAV4	1.479635%	700,848,000.00	417,268,789.84	0.00	514,504.72	0.00	0.00	514,504.72	331,540,083.78
X-B	46590LAW2	0.620878%	44,639,000.00	44,639,000.00	0.00	23,096.13	0.00	0.00	23,096.13	44,639,000.00
X-C	46590LAC6	1.250000%	80,352,000.00	80,352,000.00	0.00	83,700.00	0.00	0.00	83,700.00	80,352,000.00
Notional SubTotal			825,839,000.00	542,259,789.84	0.00	621,300.85	0.00	0.00	621,300.85	456,531,083.78

Deal Distribution Total					85,728,706.06	2,043,545.14	0.00	0.00	87,772,251.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590LAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590LAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A	46590LAS1	690.60790383	498.42505808	1.65820717	0.00000000	0.00000000	0.00000000	0.00000000	500.08326525	192.18284575
A-3B	46590LAA0	690.60790400	498.42505820	1.65820720	0.00000000	0.00000000	0.00000000	0.00000000	500.08326540	192.18284580
A-4	46590LAT9	1,000.00000000	0.00000000	2.61991667	0.00000000	0.00000000	0.00000000	0.00000000	2.61991667	1,000.00000000
A-SB	46590LAU6	20.65473084	20.65473084	0.05084841	0.00000000	0.00000000	0.00000000	0.00000000	20.70557926	0.00000000
A-S	46590LAX0	1,000.00000000	0.00000000	2.90299995	0.00000000	0.00000000	0.00000000	0.00000000	2.90299995	1,000.00000000
B	46590LAY8	1,000.00000000	0.00000000	3.32508322	0.00000000	0.00000000	0.00000000	0.00000000	3.32508322	1,000.00000000
C	46590LAZ5	1,000.00000000	0.00000000	2.80081460	0.00000000	0.00000000	0.00000000	0.00000000	2.80081460	1,000.00000000
D	46590LAE2	1,000.00000000	0.00000000	1.87999035	0.92082437	2.30265210	0.00000000	0.00000000	1.87999035	1,000.00000000
E	46590LAG7	1,000.00000000	0.00000000	0.00000000	3.84248152	7.82837366	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590LAJ1	1,000.00000000	0.00000000	0.00000000	3.84248126	7.82837325	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590LAL6	755.09882636	0.00000000	0.00000000	2.90145321	156.68860156	0.00000000	0.00000000	0.00000000	755.09882636
R	46590LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590LAV4	595.37701447	0.00000000	0.73411741	0.00000000	0.00000000	0.00000000	0.00000000	0.73411741	473.05561802
X-B	46590LAW2	1,000.00000000	0.00000000	0.51739802	0.00000000	0.00000000	0.00000000	0.00000000	0.51739802	1,000.00000000
X-C	46590LAC6	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A	11/01/25 - 11/30/25	30	0.00	198,984.86	0.00	198,984.86	0.00	0.00	0.00	198,984.86	0.00
A-3B	11/01/25 - 11/30/25	30	0.00	82,910.36	0.00	82,910.36	0.00	0.00	0.00	82,910.36	0.00
A-4	11/01/25 - 11/30/25	30	0.00	584,191.64	0.00	584,191.64	0.00	0.00	0.00	584,191.64	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	2,453.08	0.00	2,453.08	0.00	0.00	0.00	2,453.08	0.00
X-A	11/01/25 - 11/30/25	30	0.00	514,504.72	0.00	514,504.72	0.00	0.00	0.00	514,504.72	0.00
X-B	11/01/25 - 11/30/25	30	0.00	23,096.13	0.00	23,096.13	0.00	0.00	0.00	23,096.13	0.00
X-C	11/01/25 - 11/30/25	30	0.00	83,700.00	0.00	83,700.00	0.00	0.00	0.00	83,700.00	0.00
A-S	11/01/25 - 11/30/25	30	0.00	220,302.86	0.00	220,302.86	0.00	0.00	0.00	220,302.86	0.00
B	11/01/25 - 11/30/25	30	0.00	148,428.39	0.00	148,428.39	0.00	0.00	0.00	148,428.39	0.00
C	11/01/25 - 11/30/25	30	0.00	103,148.40	0.00	103,148.40	0.00	0.00	0.00	103,148.40	0.00
D	11/01/25 - 11/30/25	30	59,974.69	121,902.66	0.00	121,902.66	40,077.96	0.00	0.00	81,824.70	100,220.63
E	11/01/25 - 11/30/25	30	70,899.66	68,611.35	0.00	68,611.35	68,611.35	0.00	0.00	0.00	139,783.44
F	11/01/25 - 11/30/25	30	48,743.51	47,170.30	0.00	47,170.30	47,170.30	0.00	0.00	0.00	96,101.11
NR	11/01/25 - 11/30/25	30	5,642,052.52	106,855.83	0.00	106,855.83	106,855.83	0.00	0.00	0.00	5,770,587.83
Totals			5,821,670.38	2,306,260.58	0.00	2,306,260.58	262,715.44	0.00	0.00	2,043,545.14	6,106,693.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	87,772,251.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,315,276.79	Master Servicing Fee	3,868.31
Interest Reductions due to Nonrecoverability Determination	(167,889.97)	Certificate Administrator Fee	3,156.13
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	82.99
ARD Interest	0.00	Operating Advisor Fee	1,069.39
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	471.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,147,386.82	Total Fees	8,858.01

Principal		Expenses/Reimbursements
Scheduled Principal	802,328.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	71,725.02
Principal Prepayments	84,926,378.00	Special Servicing Fees (Monthly)	23,258.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	85,728,706.06	Total Expenses/Reimbursements	94,983.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,043,545.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	85,728,706.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	87,772,251.20
Total Funds Collected	87,876,092.88	Total Funds Distributed	87,876,092.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	600,200,858.62	600,200,858.62	Beginning Certificate Balance	600,200,858.62
(-) Scheduled Principal Collections	802,328.06	802,328.06	(-) Principal Distributions	85,728,706.06
(-) Unscheduled Principal Collections	84,926,378.00	84,926,378.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	514,472,152.56	514,472,152.56	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	605,286,445.55	605,286,445.55	Ending Certificate Balance	514,472,152.56
Ending Actual Collateral Balance	519,694,416.45	519,694,416.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	201,401.71	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	201,401.71	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	23,403,671.28	4.55%	25	5.0124	NAP	Defeased	3	23,403,671.28	4.55%	25	5.0124	NAP
	9,999,999 or less	6	44,756,639.73	8.70%	4	4.9533	1.493701	1.44 or less	7	133,547,613.19	25.96%	4	4.9905	0.784122
10,000,000 to 19,999,999		4	59,719,640.50	11.61%	3	4.8728	1.305205	1.45 to 1.59	2	27,946,580.64	5.43%	4	4.9142	1.488806
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.74	2	114,081,207.40	22.17%	5	4.3941	1.673260
25,000,000 to 49,999,999		7	243,258,868.05	47.28%	4	4.7335	1.491221	1.75 to 1.89	3	65,242,196.95	12.68%	4	4.7151	1.835190
	50,000,000 or greater	2	143,333,333.00	27.86%	4	4.0481	2.427567	1.90 to 2.04	1	34,693,735.37	6.74%	5	4.6995	1.911900
	Totals	22	514,472,152.56	100.00%	5	4.5905	1.733933	2.05 to 2.19	2	45,557,147.73	8.86%	2	4.3048	2.159421
								2.20 or greater	2	70,000,000.00	13.61%	2	3.8932	3.340736
								Totals	22	514,472,152.56	100.00%	5	4.5905	1.733933
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	23,403,671.28	4.55%	25	5.0124	NAP
							Defeased	6	23,403,671.28	4.55%	25	5.0124	NAP
California	2	25,444,565.74	4.95%	5	4.9047	1.613593
							Industrial	1	5,557,147.73	1.08%	4	4.8500	2.051600
Connecticut	1	34,693,735.37	6.74%	5	4.6995	1.911900
							Lodging	4	67,411,670.71	13.10%	3	5.2377	0.663258
Kansas	1	12,062,627.65	2.34%	4	4.9200	1.678300
							Mixed Use	1	19,887,418.01	3.87%	5	4.9200	1.491200
Maryland	1	55,426,723.00	10.77%	4	4.6700	1.811700
							Multi-Family	7	39,589,882.87	7.70%	3	4.9000	0.980686
New Jersey	2	89,708,932.22	17.44%	5	4.2497	1.646156
							Office	11	213,226,401.31	41.45%	4	4.4634	2.148706
New York	1	60,000,000.00	11.66%	2	3.8372	3.477800
							Retail	3	145,395,960.65	28.26%	4	4.2697	1.844948
Pennsylvania	1	44,420,696.19	8.63%	5	4.6750	1.156800
							Totals	33	514,472,152.56	100.00%	5	4.5905	1.733933
Tennessee	2	17,717,911.15	3.44%	3	5.0503	1.505030

Texas	7	71,184,122.74	13.84%	2	5.1166	0.497464

Virginia	1	50,000,000.00	9.72%	2	4.2290	2.174400

Washington	1	11,723,920.47	2.28%	4	5.3000	1.114600

Wisconsin	7	18,685,246.75	3.63%	4	4.9200	1.678300

Totals	33	514,472,152.56	100.00%	5	4.5905	1.733933

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	23,403,671.28	4.55%	25	5.0124	NAP	Defeased	3	23,403,671.28	4.55%	25	5.0124	NAP
	3.99999% or less	1	60,000,000.00	11.66%	2	3.8372	3.477800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	3	133,333,333.00	25.92%	4	4.2109	1.885822	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	11	230,323,477.57	44.77%	4	4.7742	1.522560	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	4	67,411,670.71	13.10%	3	5.2377	0.663258	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	22	514,472,152.56	100.00%	5	4.5905	1.733933	49 months or greater	19	491,068,481.28	95.45%	4	4.5704	1.742127
								Totals	22	514,472,152.56	100.00%	5	4.5905	1.733933
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	19,221,071.60	3.74%	4	4.9825	NAP	Defeased	2	19,221,071.60	3.74%	4	4.9825	NAP
	60 months or less	19	491,068,481.28	95.45%	4	4.5704	1.742127	Interest Only	4	193,333,333.00	37.58%	3	4.0949	2.379884
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	48,465,785.55	9.42%	4	4.9676	1.614957
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 298 months	12	249,269,362.73	48.45%	4	4.8620	1.272208
	Totals	21	510,289,552.88	99.19%	4	4.5859	1.737231	299 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	21	510,289,552.88	99.19%	4	4.5859	1.737231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	23,403,671.28	4.55%	25	5.0124	NAP	Defeased	1	4,182,599.68	0.81%	125	5.1500	NAP
Underwriter's Information		2	37,713,361.50	7.33%	3	4.5531	2.027220	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	16	441,631,199.31	85.84%	4	4.5525	1.734440	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	11,723,920.47	2.28%	4	5.3000	1.114600	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	4,182,599.68	0.81%	125	5.1500	1.331560
	Totals	22	514,472,152.56	100.00%	5	4.5905	1.733933
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305931001	RT	Lawrenceville	NJ	Actual/360	4.200%	291,666.67	0.00	0.00	N/A	05/01/26	--	83,333,333.00	83,333,333.00	12/01/25
2	656120498	OF	New York	NY	Actual/360	3.837%	191,859.00	0.00	0.00	N/A	02/06/26	--	60,000,000.00	60,000,000.00	12/06/25
3	305931003	OF	Baltimore	MD	Actual/360	4.670%	108,034.14	47,016.72	0.00	N/A	04/06/26	--	27,760,378.22	27,713,361.50	06/06/25
3A	305931031				Actual/360	4.670%	108,034.14	47,016.72	0.00	N/A	04/06/26	--	27,760,378.22	27,713,361.50	06/06/25
5	656100514	RT	Williamsburg	VA	Actual/360	4.229%	140,966.67	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	11/06/25
5A	656100517				Actual/360	4.229%	35,241.67	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	11/06/25
6	305931006	OF	Philadelphia	PA	Actual/360	4.675%	173,347.34	74,878.05	0.00	N/A	05/01/26	--	44,495,574.24	44,420,696.19	12/01/25
8	305931008	LO	Houston	TX	Actual/360	5.306%	0.00	0.00	0.00	N/A	02/01/26	--	37,969,839.09	37,969,839.09	10/01/20
9	656120508	OF	Stamford	CT	Actual/360	4.699%	136,168.78	76,460.40	0.00	N/A	05/06/26	--	34,770,195.77	34,693,735.37	12/06/25
10	305931010	Various Various		Various	Actual/360	4.920%	126,440.59	91,294.44	0.00	N/A	04/06/26	--	30,839,168.84	30,747,874.40	12/06/25
11	305570105	LO	Naples	FL	Actual/360	4.950%	125,246.22	30,362,719.72	0.00	N/A	01/01/26	--	30,362,719.72	0.00	12/01/25
12	305931012	OF	Kennesaw	GA	Actual/360	4.900%	125,299.05	30,685,481.55	0.00	N/A	02/01/26	--	30,685,481.55	0.00	12/01/25
16	656110508	OF	Frisco	TX	Actual/360	4.695%	94,089.21	24,048,359.86	0.00	N/A	01/01/26	--	24,048,359.86	0.00	12/01/25
18	656120509	MU	Santa Ana	CA	Actual/360	4.920%	81,700.70	39,582.31	0.00	N/A	05/06/26	--	19,927,000.32	19,887,418.01	12/06/25
19	305931019	MF	Kingsville	TX	Actual/360	4.900%	74,116.36	42,643.52	0.00	N/A	02/01/26	--	18,150,945.54	18,108,302.02	03/01/24
20	305931020	SS	Various	Various	Actual/360	5.000%	52,095.78	28,427.46	0.00	N/A	03/01/26	--	12,502,988.08	12,474,560.62	12/01/25
21	305931021	LO	SeaTac	WA	Actual/360	5.300%	51,894.81	25,847.84	0.00	N/A	04/01/26	--	11,749,768.31	11,723,920.47	12/01/25
22	305931022	LO	Murfreesboro	TN	Actual/360	4.970%	40,797.27	34,972.38	0.00	N/A	03/06/26	--	9,850,446.33	9,815,473.95	12/06/25
23	305931023	LO	Nashville	TN	Actual/360	5.150%	34,033.40	27,676.31	0.00	N/A	03/01/26	--	7,930,113.51	7,902,437.20	12/01/25
24	305931024	MF	Brownsville	TX	Actual/360	4.900%	32,985.18	18,840.28	0.00	N/A	03/01/26	--	8,078,002.91	8,059,162.63	12/01/25
25	305931025	MF	Houston	TX	Actual/360	4.900%	28,840.95	16,270.82	0.00	N/A	05/01/26	--	7,063,089.82	7,046,819.00	12/01/25
26	305931026	LO	Lehi	UT	Actual/360	4.950%	27,893.19	15,475.62	0.00	N/A	05/06/26	--	6,761,986.60	6,746,510.98	12/06/25
28	305931028	MF	East Orange	NJ	Actual/360	4.900%	26,082.14	11,864.82	0.00	N/A	05/01/26	--	6,387,464.04	6,375,599.22	12/01/25
29	305931029	SS	Monterey	CA	Actual/360	5.150%	18,056.38	24,712.91	0.00	N/A	05/06/36	--	4,207,312.59	4,182,599.68	12/06/25
30	305931030	IN	Oakland	CA	Actual/360	4.850%	22,497.18	9,164.33	0.00	N/A	04/06/26	--	5,566,312.06	5,557,147.73	12/06/25
Totals							2,147,386.82	85,728,706.06	0.00				600,200,858.62	514,472,152.56
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,181,146.04	5,644,146.62	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	63,533,890.00	20,345,949.50	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,384,231.64	3,388,424.99	01/01/25	03/31/25	12/14/25	9,225,083.45	72,512.54	118,884.37	732,026.05	0.00	0.00
3A	0.00	0.00	--	--	12/14/25	9,225,083.45	72,512.54	118,884.37	732,026.05	0.00	0.00
5	18,786,597.15	9,174,842.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,288,309.77	4,656,489.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	969,632.00	933,015.34	04/01/24	03/31/25	12/14/25	22,446,256.53	3,316,835.94	(415.77)	10,388,677.81	175,147.22	0.00
9	10,192,575.00	10,349,224.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,855,383.93	3,668,105.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	21,240,595.76	20,187,889.68	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	6,469,190.68	2,281,893.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,185,739.26	1,118,443.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	592,554.00	451,457.50	01/01/25	06/30/25	--	0.00	0.00	116,561.13	2,333,624.04	33,507.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	2,740,493.58	609,048.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,672,126.63	1,877,908.38	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	904,126.61	903,009.03	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	874,151.42	710,877.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	497,901.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	303,875.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	705,107.76	203,007.68	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	170,575,851.23	87,305,509.01				40,896,423.43	3,461,861.02	353,914.11	14,186,353.95	208,654.22	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	305570105	30,301,146.44	Payoff Prior to Maturity	0.00	0.00
12	305931012	30,627,398.60	Payoff Prior to Maturity	0.00	0.00
16	656110508	23,997,832.96	Payoff Prior to Maturity	0.00	0.00
Totals		84,926,378.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	4	111,504,864.11	0	0.00	0	0.00	0	0.00	0	0.00	3	84,926,378.00	4.590521%	4.493895%	5
11/18/25	0	0.00	0	0.00	4	111,641,541.07	0	0.00	0	0.00	0	0.00	0	0.00	1	28,382,966.18	4.629004%	4.564476%	5
10/20/25	0	0.00	0	0.00	4	111,768,028.63	1	0.00	0	0.00	0	0.00	0	0.00	1	21,182,087.32	4.629013%	4.566664%	6
09/17/25	0	0.00	2	55,700,573.48	2	56,203,096.22	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.586477%	4.515104%	5
08/15/25	0	0.00	2	55,786,336.64	2	56,242,754.55	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.586792%	4.515433%	6
07/17/25	0	0.00	2	55,871,756.30	2	56,282,246.25	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587105%	4.515759%	7
06/17/25	2	55,964,064.54	0	0.00	2	56,324,059.73	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587436%	4.516103%	8
05/16/25	0	0.00	0	0.00	2	56,363,209.80	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587744%	4.537546%	9
04/17/25	0	0.00	0	0.00	2	56,485,805.59	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588158%	4.537955%	10
03/17/25	0	0.00	0	0.00	2	56,599,776.73	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588544%	4.538336%	11
02/18/25	0	0.00	0	0.00	2	56,737,595.20	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589003%	4.538790%	12
01/17/25	0	0.00	0	0.00	2	56,850,450.59	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589383%	4.539165%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	305931003	06/06/25	5	6	118,884.37	732,026.05	0.00	27,982,032.27	05/19/25	13
3A	305931031	06/06/25	5	6	118,884.37	732,026.05	0.00	27,982,032.27	05/19/25	0
5	656100514	11/06/25	0	B	0.00	0.00	0.00	40,000,000.00	12/04/25	0
5A	656100517	11/06/25	0	B	0.00	0.00	0.00	10,000,000.00	12/04/25	0
8	305931008	10/01/20	61	6	(415.77)	10,388,677.81	679,112.85	41,819,010.21	06/11/20	13
19	305931019	03/01/24	20	6	116,561.13	2,333,624.04	44,286.98	18,944,053.24	10/31/22	13
Totals					353,914.11	14,186,353.95	723,399.83	166,727,127.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		510,289,553	398,784,689	111,504,864		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,182,600	4,182,600	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	514,472,153	402,967,288	0	0	111,504,864	0
Nov-25	600,200,859	488,559,318	0	0	111,641,541	0
Oct-25	629,378,849	517,610,820	0	0	111,768,029	0
Sep-25	660,223,799	518,320,129	0	55,700,573	56,203,096	30,000,000
Aug-25	661,012,003	518,982,911	0	55,786,337	56,242,755	30,000,000
Jul-25	661,796,928	519,642,925	0	55,871,756	56,282,246	30,000,000
Jun-25	662,632,143	520,344,019	55,964,065	0	56,324,060	30,000,000
May-25	663,410,330	577,047,120	0	0	56,363,210	30,000,000
Apr-25	664,320,163	577,834,358	0	0	56,485,806	30,000,000
Mar-25	665,166,827	578,567,050	0	0	56,599,777	30,000,000
Feb-25	666,188,761	579,451,165	0	0	56,737,595	30,000,000
Jan-25	667,027,590	580,177,139	0	0	56,850,451	30,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	305931003	27,713,361.50	27,982,032.27	31,500,000.00	08/13/25	3,101,288.49	1.81170	03/31/25	04/06/26	244
3A	305931031	27,713,361.50	27,982,032.27		--	13,800,262.00	1.85000	05/06/16	04/06/26	244
5	656100514	40,000,000.00	40,000,000.00	337,800,000.00	12/03/15	8,600,744.05	2.17440	06/30/25	02/06/26	I/O
5A	656100517	10,000,000.00	10,000,000.00		--	21,124,575.00	2.51836	03/06/16	02/06/26	I/O
8	305931008	37,969,839.09	41,819,010.21	37,300,000.00	04/21/25	392,304.70	0.13110	03/31/25	02/01/26	241
19	305931019	18,108,302.02	18,944,053.24	23,800,000.00	11/22/24	388,457.50	0.55440	06/30/25	02/01/26	241
Totals		161,504,864.11	166,727,127.99	430,400,000.00		47,407,631.74

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	305931003	OF	MD	05/19/25	13

12/04/25: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contribut ed to JPM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged and an Agreed Order Appointing Receiver is being negotiated.

3A	305931031	Various	Various	05/19/25	0

12/04/25: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contribut ed to JPM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged and an Agreed Order Appointing Receiver is being negotiated.

5	656100514	RT	VA	12/04/25	0
	Transfer to Special Servicer 12/04/2025

5A	656100517	Various	Various	12/04/25	0
	Transfer to Special Servicer 12/04/2025

8	305931008	LO	TX	06/11/20	13

12/04/25 - Loan transferred to special servicing 06/11/20 following servicer's receipt of imminent default notice from borrower. Special Servicer is working with the receiver to monitor market conditions and address immediate capital needs before

m ov ing forward with a receivership sale. As of 06/30/25, the property has YTD occupancy, ADR, and RevPAR of 64.0%, $135.39, and $86.60, respectively, with penetration levels of 104.3%, 93.8%, and 97.8%, respectively. Hotel continues

	to have strong g uest satisfaction performance, finishing the month with a 94.3 stay score. Updated BOVs have been received. SS is evaluating disposition strategy and timing.

19	305931019	MF	TX	10/31/22	13

12/04/25 - Loan transferred to Special Servicing on 10/31/22 due to Imminent Monetary Default. The property is a 198-unit (504 beds) 3-story student housing complex. The property was suffering from lower occupancy due to declining enrollment at Texas A&M-Kingsville and higher than expected non-controllable operating expenses. A receiver was appointed on 08/17/23 to manage and stabilize the property. As of 09/19/25, the property is 94.25% occupied for the 2025-

	2026 school year. Updated BO Vs have been received. SS is accessing timing to go to market.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	656100493	8,000,000.00	4.96000%	8,000,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7A	656120483	10,400,000.00	4.96000%	10,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7B	656100484	26,400,000.00	4.96000%	26,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
14	305811001	30,000,000.00	3.68669%	30,000,000.00	3.68669%	10	06/19/20	04/09/20	10/13/20
14	305811001	0.00	3.68669%	0.00	3.68669%	10	02/26/21	04/09/20	10/13/20
26	305931026	7,617,607.45	4.95000%	7,605,661.27	4.95000%	10	06/06/20	06/06/20	07/13/20
Totals		82,417,607.45		82,405,661.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	305811001 10/20/25	30,000,000.00	191,000,000.00	23,654,025.93	2,471,938.61	23,654,025.93	21,182,087.32	8,817,912.68	0.00	0.00	8,817,912.68	29.39%
27	305931027 03/17/23	7,061,717.90	7,075,000.00	8,280,710.96	1,218,993.06	8,280,710.96	7,061,717.90	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		37,061,717.90	198,075,000.00	31,934,736.89	3,690,931.67	31,934,736.89	28,243,805.22	8,817,912.68	0.00	0.00	8,817,912.68

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/25	0.00	(34,791.08)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(35,012.71)	0.00	0.00	0.00	0.00	0.00	0.00
14	305811001	10/20/25	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68
27	305931027	03/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(34,791.08)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(69,803.79)	8,817,912.68	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	5,783.41	0.00	0.00	35,862.51	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	5,783.41	0.00	0.00	35,862.51	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,910.38	0.00	0.00	0.00	0.00	167,889.97	0.00	0.00	0.00	0.00
19	0.00	0.00	3,781.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,258.65	0.00	0.00	71,725.02	0.00	167,889.97	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		262,873.64

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25